SEGMENT INFORMATION - detailed in segment reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 39,466			$ 22,870			$ 119,769	$ 59,921	$ 93,194	$ 65,796
Adjusted EBITDA	3,568			(46)			10,297	(3,919)
Depreciation and amortization	(2,963)			(3,252)			(8,549)	(9,772)	(12,861)	(11,414)
Allocated share based compensation	(55,236)			(82)			(55,397)	(3,853)	(3,936)	(15)
Operating loss	(56,761)			(3,380)			(55,779)	(17,544)	(22,252)	(35,857)
Other expense, net	(1,080)			872			(316)	837	980	(17)
Loss before income taxes	(64,287)			(4,153)			(73,101)	(29,462)	(38,582)	(55,776)
Provision for Benefit income taxes	321			115			611	235	323	(14,042)
Net loss	$ (64,608)	$ (2,113)	$ (6,991)	$ (4,268)	$ (13,078)	$ (12,351)	$ (73,712)	$ (29,697)	(38,905)	(41,734)
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue									93,194	65,796
Revenue									93,194	65,796
Adjusted EBITDA									(5,455)	(24,428)
Depreciation and amortization									(12,861)	(11,414)
Allocated share based compensation									(3,936)	(15)
Operating loss									(22,252)	(35,857)
Other expense, net									(16,330)	(19,919)
Loss before income taxes									(38,582)	(55,776)
Provision for Benefit income taxes									(323)	14,042
Net loss									(38,905)	(41,734)
Travel Marketplace | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue									92,038	65,057
Revenue									92,038	65,057
Adjusted EBITDA									(3,745)	(23,529)
Depreciation and amortization									(12,296)	(11,235)
Allocated share based compensation									(3,936)	(15)
Operating loss									(19,977)	(34,779)
Technology Service [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue									1,156	739
Revenue									1,156	739
Adjusted EBITDA									(1,710)	(899)
Depreciation and amortization									(565)	(179)
Operating loss									$ (2,275)	$ (1,078)